Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Finance income of related parties (Note 23)			$ 16	$ 68
Other finance income		$ 253	161	1,312
Finance income		253	177	1,380
Finance costs
Interest on debt instruments		42,579	34,989	33,705
Interest on loans and credit facilities		12,584	8,404	15,533
Interest on note and bill discounting		88	363	373
Interest expense on lease		1,100	1,358	1,972
Trade receivables securitization expense (Note 10)		399	15,044	9,192
Other finance costs		92,439	6,810	2,450
Finance costs		$ 149,189	$ 66,968	$ 63,225
Refinancing charge	$ 90,800